Income Taxes (Details) - Schedule of deferred tax assets (liability) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Deferred Tax Assets Liability [Abstract]
Loss on impairment of Assets	$ 679,428	$ 709,961	$ 741,390
Net operating loss carryforwards in the Taiwan	5,713,161	5,866,623	2,801,363
Tax credit of investment			698,187
Operating lease liabilities	213,482	213,482
Operating lease assets	(213,482)	(213,482)
Deferred tax assets, Gross	6,392,589	6,576,584	4,240,940
Valuation allowance	(6,358,333)	(6,459,474)	(3,259,028)
Deferred tax assets, net	$ 34,256	$ 117,110	$ 981,912